Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Schedule of Key Financial Items Affected by Change in Accounting Policy
Due to the adoption of IFRS 17 and IFRS 9, key financial items on our Consolidated Statements of Financial position were impacted as follows:

	As at January 1, 2022	IFRS 9 Adjustments(1)	IFRS 17 Adjustments	Other(2)	As at January 1, 2022 subsequent to transition
Invested assets	$181,261	$4,007	$—	$—	$185,268
Policy loans(3)	3,261	—	(3,261)	—	—
Reinsurance contract held assets and Insurance contract assets(4)	3,683	—	3,091	—	6,774
Other assets(3)	157,165	—	(1,156)	1,093	157,102
Total assets	$345,370	$4,007	$(1,326)	$1,093	$349,144
Insurance contract liabilities and Reinsurance contract held liabilities(5)	$147,811	$—	$3,595	$—	$151,406
Investment contract liabilities(6)	3,368	—	6,546	—	9,914
Other liabilities(3)	166,118	—	(412)	(88)	165,618
Total liabilities	$317,297	$—	$9,729	$(88)	$326,938
Total equity(7)	$28,073	$4,007	$(11,055)	$1,181	$22,206
Total liabilities and equity	$345,370	$4,007	$(1,326)	$1,093	$349,144

(1)     Primarily due to measurement impacts from IFRS 9 classification changes on Mortgages and loans of $4,025.
(2)    Due to tax impacts from IFRS 17 and IFRS 9 adoption.
(3)    Certain balances, such as Policy loans and amounts related to premiums, that were previously presented separately or included in Other assets and Other liabilities, are included in the assets or liabilities for Insurance contracts issued or Reinsurance contracts held balances under IFRS 17.
(4)    Increase primarily due to IFRS 17 remeasurement impacts and a requirement to present Insurance contract assets and Reinsurance contract held liabilities separately from Insurance contract liabilities and Reinsurance contract held assets.
(5)    Increase in Insurance contract liabilities and Reinsurance contract held liabilities balances is primarily due to IFRS 17 remeasurement impacts, partially offset by IFRS 17 reclassification impacts. Remeasurement impacts are primarily due to the establishment of CSM of $9.8 billion, the impact of discount rate changes under IFRS 17, and the release of certain reserves held under IFRS 4. Reclassification impacts are primarily offset in Policy loans and Investment contract liabilities.
(6)    Certain contracts previously included in Insurance contract liabilities under IFRS 4 are reclassified to Investment contract liabilities under IFRS 17.
(7)    Consists of a $4.4 billion reduction to Shareholders' equity and a $1.5 billion reduction to Equity in the participating account.
The impact of applying the classification overlay on the classification and measurement of financial assets for the comparative years are presented below:

	Classification Category		IAS 39		IFRS 9
Financial instrument	IAS 39	IFRS 9	As at December 31, 2021	Impact of classification overlay	As at January 1, 2022
Assets impacted by the classification overlay:
Debt securities	AFS	FVTPL	$125	$—	$125	(1)
Debt securities	AFS	FVOCI	12,604	—	12,604
Debt securities	FVTPL	FVOCI	3,549	—	3,549	(2)
Equity securities	AFS	FVTPL	1,575	—	1,575	(3)
Mortgages and loans	Loans and receivables	FVTPL	47,772	4,015	51,787	(4)
Mortgages and loans	Loans and receivables	FVOCI	1,594	20	1,614	(5)
Mortgages and loans	Loans and receivables	Amortized cost	2,326	—	2,326	(6)
Other financial invested assets	AFS	FVTPL	781	—	781	(3)
Other financial invested assets (CLOs)	Loans and receivables	FVOCI	1,865	(10)	1,855	(7)
Assets not impacted by the classification overlay:
Derivative assets	FVTPL	FVTPL	1,583	—	1,583
Other financial invested assets	FVTPL	FVTPL	4,435	—	4,435
Cash, cash equivalents and short-term securities	FVTPL	FVTPL	12,278	—	12,278
Debt securities	FVTPL	FVTPL	72,449	—	72,449
Equity securities	FVTPL	FVTPL	7,538	—	7,538
Total			$170,474	$4,025	$174,499

(1)    Certain debt securities classified as AFS under IAS 39 are reclassified to FVTPL under IFRS 9, primarily because doing so can eliminate or significantly reduce an accounting mismatch.
(2)    Certain debt securities previously designated at FVTPL under IAS 39 are reclassified to FVOCI under IFRS 9 as they are managed within a business model of collecting contractual cash flows and selling the financial assets, and pass the SPPI test.
(3) Certain equity securities and other financial invested assets were classified as AFS under IAS 39 are reclassified to FVTPL under IFRS 9 and we have not elected to designate them at FVOCI.
(4)    Certain mortgages and loans classified as loans and receivables under IAS 39 are reclassified to FVTPL under IFRS 9, primarily because doing so can eliminate or significantly reduce an accounting mismatch. The carrying value of these mortgages and loans was adjusted to reflect their fair value with the difference recorded in retained earnings.
(5)    Certain mortgages and loans classified as loans and receivables under IAS 39 are reclassified to FVOCI under IFRS 9 as they are held within a business model of collecting contractual cash flows and selling the financial assets, and pass the SPPI test.
(6)    Certain mortgages and loans classified as loans and receivables under IAS 39 are reclassified to amortized cost under IFRS 9 as they are held within a business model of collecting contractual cash flows, and pass the SPPI test.
(7)    Under IAS 39, assets related to CLOs within other financial invested assets were classified as loans and receivables. These assets are managed within a business model of collecting contractual cash flows and selling the financial assets, and pass the SPPI test. Accordingly, we have reclassified these other financial invested assets from amortized cost to FVOCI under IFRS 9.
Remeasurement represents changes in the carrying amount of the financial assets and financial liabilities due to changes in their measurement.

		Reconciliation of carrying amount
Classification Category		IFRS 9(1)			IFRS 9
As at	IFRS 9(4)	December 31, 2022	Reclassification(2)	Remeasurement(3)	January 1, 2023
Financial assets with transition impact:
Debt securities	FVTPL	$302	$3,079	$—	$3,381
Debt securities	FVOCI	16,545	(2,285)	—	14,260
Debt securities	FVTPL	59,055	(794)	—	58,261
Equity securities	FVTPL	324	(70)	—	254
Equity securities	FVOCI	—	70	—	70
Mortgages and loans	FVTPL	47,208	150	—	47,358
Mortgages and loans	FVOCI	1,804	(150)	—	1,654
Mortgages and loans	Amortized cost	2,241	—	19	2,260
Other financial invested assets	FVTPL	996	—	—	996
Other financial invested assets (CLOs)(5)	FVTPL	2,880	—	—	2,880
Financial assets with no transition impact:
Derivative assets	FVTPL	2,095	—	—	2,095
Other financial invested assets	FVTPL	5,542	—	—	5,542
Cash, cash equivalents and short-term securities	FVTPL	11,219	—	—	11,219
Equity securities	FVTPL	6,824	—	—	6,824
Total financial assets		$157,035	$—	$19	$157,054

(1)    Amounts for the year ended December 31, 2022 were adjusted to reflect application of the classification overlay, the recognition of unfunded commitments on FVTPL fixed income assets and the impact of enhancements to our fair value methodology for private fixed income assets. The enhancements increased observability of inputs to the fair valuation of private fixed income assets and resulted in a decrease of $634 in the carrying value of our private fixed income assets as at December 31, 2022. The recognition of unfunded commitments resulted in a decrease of $98 in the carrying value of our mortgages and loans as at December 31, 2022.
(2)    Certain financial assets were reclassified between classification categories upon the adoption of IFRS 17 and IFRS 9 on January 1, 2023. The reclassifications were primarily driven by asset rebalancing between segments where level of sensitivity to interest rates resulted in the designation of certain fixed income assets at FVTPL or a reclassification from FVTPL to FVOCI.
(3)    We adopted impairment requirements under IFRS 9 on January 1, 2023. Remeasurement primarily reflects the difference between IAS 39 incurred loss allowance and IFRS 9 allowance for ECL that affect carrying value. Refer to the Impairment of financial assets table below for remaining adjustments that did not affect carrying value.
(4) The IAS 39 classification category for financial asset balances as at December 31, 2022 can be referenced in the table above describing the impact of the classification overlay.
(5)    The classification of Other financial invested assets related to CLOs as well as the corresponding liabilities were revised from FVOCI and Amortized cost, respectively, to FVTPL to reflect the business model used to manage the assets and liabilities related to CLOs. The impact of this change is not material.
The following financial assets are classified under IFRS 9 as FVTPL by nature because the assets are managed on a fair value basis, or FVOCI because they are managed under a business model of HTC&S.

	IAS 39		IFRS 9
As at	December 31, 2022		January 1, 2023
	Previous measurement category	Carrying amount	Measurement category	Carrying amount
Financial assets:
Debt securities	FVTPL (designated)	$3,703	FVOCI	$4,497
Equity securities	FVTPL (designated)	$6,824	FVTPL	$6,824
Other financial invested assets	FVTPL (designated)	$5,542	FVTPL	$5,542
The following table reconciles the loss allowance under IAS 39 as at December 31, 2022 with the allowance for ECL under IFRS 9 as at January 1, 2023.

	IAS 39 December 31, 2022	Remeasurement	IFRS 9 January 1, 2023
Debt securities at FVOCI under IFRS 9:
From AFS under IAS 39	$—	$15	$15
From FVTPL under IAS 39	—	17	17
Mortgages and loans at FVTPL under IFRS 9:
From loans and receivables under IAS 39	151	(151)	—
Mortgages and loans at FVOCI under IFRS 9:
From loans and receivables under IAS 39	33	1	34
Mortgages and loans at amortized cost under IFRS 9:
From loans and receivables under IAS 39	8	1	9
Total	$192	$(117)	$75